LEASES - Summary of future minimum fees, excluding the contingent fees to be received under non-cancellable operating leases (Detail) $ in Thousands	Dec. 31, 2022 USD ($)
Lessor, Lease, Description [Line Items]
Year ending December 31, 2023	$ 3,117
Year ending December 31, 2024	2,333
Year ending December 31, 2025	1,352
Year ending December 31, 2026	1,288
Year ending December 31, 2027	908
Over year ending December 31, 2027	1,106
Total minimum future fees to be received	$ 10,104